Fair value measurement (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade receivable (non-current)	R$ 42,568	R$ 27,442
Loans and financing	(1,934,295)	(1,387,136)
Lease liabilities	(769,525)	(714,085)
Accounts payable to selling shareholders	(528,678)	(679,826)
Notes payable	(62,176)	(72,726)
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Trade receivable (non-current)	42,568	27,442
Loans and financing	(1,934,295)	(1,387,136)
Lease liabilities	(769,525)	(714,085)
Accounts payable to selling shareholders	(528,678)	(679,826)
Notes payable	(62,176)	(72,726)
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Trade receivable (non-current)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
IfrsStatementLineItems [Line Items]
Trade receivable (non-current)